Plan Description (Details) - EBP 003 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Employer contribution, service requirement period	30 days
Participant contribution, automatic, annual increase deferral rate	1.00%
Participant contribution, pretax, minimum annual compensation To total compensation, percentage	1.00%
Participant contribution, pretax, maximum annual compensation to total compensation, percentage	50.00%
Participant contribution, after tax, minimum annual compensation to total compensation, percentage	1.00%
Participant contribution, after tax, maximum annual compensation to total compensation, percentage	4.00%
Employer stock fund, maximum percentage limit	20.00%
Employer contribution, annual fixed rate contribution, percentage	3.00%
Employer contribution, nonelective and discretionary amount approved	$ 12,653,000
Employer contribution vesting percentage	100.00%
Note receivable from participant, account, minimum borrowing, amount	$ 1,000
Note receivable from participant, account, maximum borrowing, amount	$ 50,000
Note receivable from participant, account, maximum borrowing, to total account, percentage	50.00%
Note receivable from participant, general loan, maximum borrowing term	5 years
Note receivable from participant, primary residence, maximum borrowing term	10 years
Involuntary cash-out limit	$ 1,000
Investments, at fair value	$ 1,126,868,935	$ 1,018,298,119
Perrigo Company plc ordinary shares
EBP, Description of Plan [Line Items]
Investment, number of shares (in shares)	333,874	312,694
Investments, at fair value	$ 4,647,526	$ 8,039,371
Investment, employer, common stock, to total investments, percentage	0.40%	0.80%
Quoted market value, percentage increase (decrease)	(46.00%)
Level 1
EBP, Description of Plan [Line Items]
Investments, at fair value	$ 399,863,552	$ 372,877,530
Level 1 | Perrigo Company plc ordinary shares
EBP, Description of Plan [Line Items]
Investments, at fair value	$ 4,647,526	$ 8,039,371
Tier 1
EBP, Description of Plan [Line Items]
Employer contribution, matching percentage	100.00%
Employer contribution, participant compensation matched, percentage	2.00%
Tier 2
EBP, Description of Plan [Line Items]
Employer contribution, matching percentage	50.00%
Employer contribution, participant compensation matched, percentage	2.00%
Minimum
EBP, Description of Plan [Line Items]
Participant contribution, automatic, deferral rate	4.00%
Participant loans, interest rate	4.25%
Vested account balance, rollover	$ 1,000
Maximum
EBP, Description of Plan [Line Items]
Participant contribution, automatic, deferral rate	10.00%
Participant loans, interest rate	9.50%
Vested account balance, rollover	$ 5,000